Interest Rate Benchmark Reform - Disclosure of Bank's IBOR exposure to hedging derivatives (Detail) $ in Millions	Nov. 01, 2021 CAD ($)
Hedging derivative [member] | CDOR [Member] | Maturity After June28, 2024 [Member]
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	$ 104,175	[1],[2]

[1]	For single currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.
[2]	Includes exposure to one-month, two-month, and three-month CDOR tenors.